Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 4,657,019	$ 730,788	¥ 2,580,820	¥ 2,473,061
Net (loss) income	(3,654,528)	(573,476)	(3,470,480)	(1,523,657)
Net cash (used in) provided by operating activities	(211,419)	(33,176)	574,742	(923,965)
Net cash used in investing activities	(14,398,973)	(2,259,513)	(2,690,895)	(3,391,199)
Net cash provided by (used in) financing activities	8,901,514	$ 1,396,842	8,324,448	1,693,225
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	4,611,044		2,553,535	2,457,922
Net (loss) income	(920,960)		223,957	(716,003)
Net cash (used in) provided by operating activities	(286,501)		682,745	(185,829)
Net cash used in investing activities	(815,721)		(72,390)	(122,872)
Net cash provided by (used in) financing activities	¥ 42,100		¥ (888,700)	¥ 405,690